Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 518,955,158.48
Total Fee Amount	71,667.70
Total Offset Amount	0.00
Net Fee	$ 71,667.70
Offering Table N/A
Offset Table N/A	N/A